VESSELS AND CAPITALIZED DRY-DOCKING - NARRATIVES (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	$ 34.5	$ 31.5	$ 69.7	$ 62.0	$ 130.9
Profit from sale of vessels	$ 0.8		$ 0.8
Number of vessels sold during the period | item			6
Number of vessels approved for sale | item	3		3
Number Of Vessels Delivered To New Owner | item			3
Number of vessels held for sale at end of reporting period | item	6		6
Fair value of assets held for sale	$ 69.2		$ 69.2		13.2
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	50.6	$ 72.4	50.6	72.4	65.9
Profit from sale of vessels			0.8
Impairment losses on tangible fixed assets			2.8
Fair value of assets held for sale	$ 69.2		69.2
Other property, plant and equipment | Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense			1.2	1.2	2.4
Land and buildings. | Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense			$ 1.1	$ 1.0	$ 2.3